Schedule II - Condensed Financial Information of Registrant Balance Sheets (Details) - USD ($) $ / shares in Units, $ in Thousands							12 Months Ended
		Jan. 01, 2025	Nov. 29, 2024	Aug. 13, 2019	Sep. 20, 2016	May 02, 2013	Dec. 31, 2025	Dec. 31, 2024	May 01, 2025	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Fair Market Value							$ 1,162,000	$ 1,488,700
Cash and Cash Equivalent	[1]						1,658,800	914,200
Right-of-use operating lease assets							43,400	53,500
Other assets							360,400	590,800
Total assets							16,309,600	15,748,500
LIABILITIES
Accrued expenses and other payables	[2]						317,100	237,200
Short-Term Debt							296,800	300,000
Operating lease liabilities							64,700	75,600
Total liabilities							12,684,500	12,376,600
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares (7)	[3]						92	91
Preference shares, value							699,900	970,500
Additional paid in capital	[3]						803,400	761,700
Retained earnings							2,320,000	2,029,700
Total accumulated other comprehensive (loss)							(198,300)	(390,100)		$ (400,300)
Total shareholders’ equity							3,625,100	3,371,900
Total liabilities and shareholders’ equity							$ 16,309,600	$ 15,748,500
Ordinary shares, issued							91,838,366	90,833,333
Ordinary shares, par value							$ 0.001	$ 0.001	$ 0.001
Preference shares, par value							$ 0.0015144558
5.950% Preference Shares (AHL PRC)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued						11,000,000,000,000	0	11,000,000
Preference shares, rate		5.95%	5.95%			5.95%	5.95%	5.95%
Preference shares, par value							$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRD)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued					10,000,000		10,000,000	10,000,000
Preference shares, rate					5.625%		5.625%
Preference shares, par value							$ 0.0015144558	$ 0.0015144558
5.625% Preference Shares (AHL PRE)
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Preference shares, issued				10,000,000			10,000,000	10,000,000
Preference shares, rate				5.625%			5.625%
Preference shares, par value							$ 0.0015144558	$ 0.0015144558
Parent Company
ASSETS
Fair Market Value							$ 48,400	$ 44,300
Cash and Cash Equivalent							325,700	43,500		$ 43,500	$ 44,400
Investments in subsidiaries (1)							3,505,000	3,361,300
Other Receivables							0	275,000
Other recievables due from affiliates							7,400	20,600
Right-of-use operating lease assets							400	1,000
Other assets							77,600	44,700
Total assets							3,964,500	3,790,400
LIABILITIES
Accrued expenses and other payables							37,200	20,700
Other Liabilities							5,000	96,900
Long-term debt							296,800	300,000
Operating lease liabilities							400	900
Total liabilities							339,400	418,500
Equity, Including Portion Attributable to Noncontrolling Interest [Abstract]
Ordinary shares (7)							100	600
Preference shares, value							700,100	970,500
Additional paid in capital							803,400	761,200
Retained earnings							2,319,800	2,029,700
Unrealized (loss)/gains on investments							(61,300)	(198,200)
(Loss)/gain on derivatives							(200)	(5,300)
Gains on foreign currency translation (start of period)		$ (186,600)					(186,600)
Gains on foreign currency translation (end of period)							(136,800)	(186,600)
Total accumulated other comprehensive (loss)							(198,300)	(390,100)
Total liabilities and shareholders’ equity							$ 3,964,500	$ 3,790,400

[1]	Cash and cash equivalents includes restricted cash of $130.6 million (2024 — $181.9 million) which are held in trusts.
[2]	Includes amounts due to related parties of $2.0 million for investment management fees (2024 — $4.0 million), and $Nil for management consulting fees (2024 — $1.3 million).
[3]	Ordinary shares and additional paid-in capital have been retroactively adjusted to reflect the Ordinary Share Exchange, for all periods presented. Refer to Note 12, “Capital Structure” for further details.